Segmented Information - Schedule of non-current tangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Disclosure of operating segments [line items]
Plant and equipment	$ 115,220	$ 95,356
ROU asset	7,570	8,488
Non-current tangible assets	122,790	103,844
Canada [Member]
Disclosure of operating segments [line items]
Plant and equipment	83,654	74,425
ROU asset	3,351	3,352
Non-current tangible assets	87,005	77,777
Sweden [Member]
Disclosure of operating segments [line items]
Plant and equipment	30,828	19,529
ROU asset	4,159	5,051
Non-current tangible assets	34,987	24,580
Iceland [Member]
Disclosure of operating segments [line items]
Plant and equipment	492	1,367
ROU asset	0	0
Non-current tangible assets	492	1,367
Switzerland [Member]
Disclosure of operating segments [line items]
Plant and equipment	0	0
ROU asset	0	0
Non-current tangible assets	0	0
Paraguay [Member]
Disclosure of operating segments [line items]
Plant and equipment	232	0
ROU asset	0	0
Non-current tangible assets	232	0
Bermuda [Member]
Disclosure of operating segments [line items]
Plant and equipment	14	35
ROU asset	60	85
Non-current tangible assets	$ 74	$ 120